Available-for-sale Financial Assets - 2017 (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Available-for-sale Financial Assets
December 31, 2017
NT$

Unquoted ordinary shares	$605,110
Quoted ordinary shares	279,791
Limited partnership	246,072
Unquoted preferred shares	57,367
Open-end mutual funds	23,825
1,212,165
Current	89,159

Non-current	$1,123,006